EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
EARNINGS PER SHARE

13.	EARNINGS PER SHARE

	2025	2024
Basic earnings per share

Net income	$15,477	$18,115

Weighted average number of common shares - basic	35,474	35,660
Net income per share – basic	$0.44	$0.51

Diluted earnings per share

Net income	$15,477	$18,115

Effect of outstanding options and RSUs	841	518

Weighted average number of common shares - diluted	36,315	36,178

Net income per share – diluted	$0.43	$0.50

Kolibri Global Energy Inc. Notes to Consolidated Financial Statements For the Years Ended December 31, 2025 and 2024 (Audited, expressed in thousands of United States dollars)